BUSINESS ACQUISITIONS - Acquisitions of assets and liabilities pertaining to the disposal group and reconciliation of disposal (Details) - RUB (₽) ₽ in Millions	1 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Current assets		₽ 300,883	₽ 263,300
Non-current assets		782,047	752,518
TOTAL ASSETS		1,082,930	1,015,818
Current liabilities		(551,345)	(473,420)
Non-current liabilities		(535,202)	(527,794)
Accumulated other comprehensive income		₽ 12,103	₽ 10,207
STS-Ukraine
Disclosure of detailed information about business combination [line items]
Sale of ownership interest	100.00%
Current assets	₽ 282
Non-current assets	51
TOTAL ASSETS	333
Current liabilities	(275)
Non-current liabilities	(36)
Total liabilities	(311)
Accumulated other comprehensive income	83
Total consideration	(52)
Loss on disposal	₽ 53